INCOME TAX BENEFIT (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Consolidated Pretax Income (Loss)
The Company’s consolidated pretax (loss) income for the periods presented were generated by domestic and foreign operations as follows:

(In thousands)	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
(Loss) income before income taxes:
United States	$(138,337)	$2,684	$(82,868)
Foreign	(123,908)	(51,222)	(30,075)
Total	$(262,245)	$(48,538)	$(112,943)

Provision for Income Taxes
The provision for income taxes for the periods presented consisted of the following:

(In thousands)	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Current:
Federal	$3,326	$784	$12
State and local	(95)	268	32
Foreign	24	243	2
Total current tax expense	3,255	1,295	46
Deferred:
Federal	(13,030)	(144)	(7,927)
State and local	(4,414)	(976)	906
Foreign	—	(66)	—
Total deferred tax expense:	(17,444)	(1,185)	(7,021)
Federal	(9,703)	640	(7,915)
State and local	(4,510)	(708)	938
Foreign	24	178	2
Net income tax (benefit) provision	$(14,189)	$110	$(6,975)

Components of Income Tax Expense
For the year ended December 31, 2025, the income tax provision (benefit) related to continuing operations differs from the amounts computed by applying the statutory income tax rate of 25% to loss before income tax. The reconciliation, presented in accordance with ASU 2023-09, is as follows:

Year ended December 31, 2025
Income tax benefit of the United Kingdom	25.00%
Change in Valuation Allowance	(6.53)%
Nondeductible Items
Goodwill impairment	(1.78)%
Non-deductible loss	(0.52)%
Other
Tax effect of eliminations	(7.86)%
Foreign Tax Effects
Cayman Islands	(0.50)%
United States	(1.29)%
United States withholding tax	(1.27)%
Other foreign jurisdictions	0.16%
Total	5.41%
For the years ended December 31, 2024 and December 31, 2023, income taxes differed from the amounts computed by applying the indicated current U.S. federal income tax rate to pretax losses from operations as a result of the following:

	Year ended December 31, 2024	Year ended December 31, 2023
Income tax benefit at Bailiwick of Jersey/United Kingdom for Successor and Income tax benefit at Cayman Islands for Predecessor statutory rate	4.3%	—%
U.S./foreign tax rate differential	10.0%	15.9%
State income tax benefit, net of federal benefit	1.7%	2.1%
Permanent Items	3.5%	(0.1)%
Noncontrolling interest	(0.9%)	(1.8%)
Change in valuation allowance	(5.6%)	(10.4%)
True-Ups	(12.2)%	—%
Equity Compensation	0.5%	0.5%
Withholding tax	(1.6)%	—%
Goodwill impairment	—%	—%
Total income tax (benefit) expense	(0.2)%	6.2%

Deferred Tax Assets and Deferred Tax Liabilities
The tax effects of temporary differences that give rise to portions of the deferred tax assets and deferred tax liabilities as of December 31, 2025 and December 31, 2024 are presented below:

(In thousands)	As of December 31, 2025	As of December 31, 2024
Deferred tax assets:
Inventory reserve	$2,428	$3,217
Net operating losses	34,336	19,016
Non-deductible interest carryover	11,164	3,790
Accruals and other temporary differences	6,102	8,943
Goodwill	4,334	—
Investment in Waldencast LP	11,673	13,147
Total deferred tax assets	70,037	48,113
Deferred tax liabilities:
Fixed asset basis	(37,289)	(37,035)
Other temporary differences	(704)	(2,651)
Total deferred tax liabilities	(37,993)	(39,685)
Less: valuation allowance	(35,126)	(22,471)
Net deferred taxes	$(3,082)	$(14,044)

Net Operating Losses and Tax Credit Carryforwards
Net operating losses and tax credit carryforwards as of December 31, 2025 and December 31, 2024 were as follows:

	As of December 31, 2025		As of December 31, 2024
(In thousands)	Amount	Expiration Year	Amount	Expiration Year
Net operating losses, federal (Post December 31, 2017)	$60,402	Do not expire	$42,539	Do not expire
Net operating losses, state	33,627	2039 - 2045	25,383	2039 - 2045
Tax Credits, federal	387	2039 - 2041	387	2039 - 2041
Tax Credits, state	121	Do not expire	88	Do not expire

Cash Flow, Supplemental Disclosures
The cash paid for income taxes (net of refunds) during the year was as follows:

(In thousands)	Year ended December 31, 2025
United States State and Local Taxes	$174
Other	26
Foreign Taxes
Singapore	8
Total	$208
In relation to United States State and Local Taxes, income taxes paid (net of refunds) exceeded 5 percent of total income taxes paid (net of refunds) in the following jurisdictions:

(In thousands)	Year ended December 31, 2025
California	$25
Massachusetts	38
New York	30
New York City	15
South Carolina	20
Tennessee	30
Texas	16
Total United States State and Local Taxes	$174